UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Abrams Capital Management, L.P.
Address: 222 Berkeley Street
         22nd Floor
         Boston, MA  02116

13F File Number:  028-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Fred Leif
Title:     Chief Financial Officer
Phone:     617-646-6100

Signature, Place, and Date of Signing:

 /s/      Fred Leif     Boston, MA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $1,142,530 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARBITRON INC                   COM              03875Q108    97373  2943558 SH       SOLE                  2943558        0        0
BLOCK H & R INC                COM              093671105   154802 11630498 SH       SOLE                 11630498        0        0
CAREFUSION CORP                COM              14170T101    45150  1885184 SH       SOLE                  1885184        0        0
CEPHALON INC                   COM              156708109    75051   930000 SH       SOLE                   930000        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    31397  3354390 SH       SOLE                  3354390        0        0
CROWN CASTLE INTL CORP         COM              228227104   109727  2697983 SH       SOLE                  2697983        0        0
GENWORTH FINL INC              COM CL A         37247D106    17220  3000000 SH       SOLE                  3000000        0        0
GOOGLE INC                     CL A             38259P508    51504   100000 SH       SOLE                   100000        0        0
LAMAR ADVERTISING CO           CL A             512815101   149737  8792519 SH       SOLE                  8792519        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104   119183  8074750 SH       SOLE                  8074750        0        0
OMEGA HEALTHCARE INVS INC      COM              681936100     7965   500000 SH       SOLE                   500000        0        0
PENNYMAC MTG INVT TR           COM              70931T103    18183  1143600 SH       SOLE                  1143600        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     7229   599950 SH       SOLE                   599950        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     3603   324325 SH       SOLE                   324325        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      500    48446 SH       SOLE                    48446        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762      491    46800 SH       SOLE                    46800        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     6100   574945 SH       SOLE                   574945        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796     6631   620300 SH       SOLE                   620300        0        0
SAFETY INS GROUP INC           COM              78648T100     3017    79757 SH       SOLE                    79757        0        0
SANOFI                         RIGHT 12/31/2020 80105N113    14161 13359333 SH       SOLE                 13359333        0        0
SLM CORP                       COM              78442P106   142701 11461892 SH       SOLE                 11461892        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    80805  2171000 SH       SOLE                  2171000        0        0